CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Feb. 27, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2021
Current assets:
Total assets
Current liabilities:
Total liabilities	5,000			5,000
Shareholders' Deficit:
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	0			0
Additional paid-in capital	2,134,199			0
Accumulated deficit	(2,139,199)			(5,000)
Total stockholders' deficit	(5,000)	$ (5,000)		(5,000)
Total liabilities, convertible preferred stock, and stockholders' deficit	0			0
CIK0001838821_ARYA Sciences Acquisition Corp IV
Current assets:
Cash	26,058			20,191				$ 91,049
Prepaid expenses	28,463			56,547				55,400
Total current assets	54,521			76,738				146,449
Cash held in Trust Account	37,938,923			40,575,949				151,628,894
Total assets	37,993,444			40,652,687				151,775,343
Current liabilities:
Accounts payable	156,536			130,524				65,892
Accrued expenses	6,569,307			9,837,703				5,994,774
Due to related party	$ 0			$ 210,000				$ 90,000
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]			Related Party [Member]				Related Party [Member]
Convertible notes payable, current	$ 3,616,000			$ 2,175,000				$ 120,000
Notes Payable, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]			Related Party [Member]				Related Party [Member]
Total current liabilities	$ 10,341,843			$ 12,353,227				$ 6,270,666
Deferred underwriting commissions	2,616,250			2,616,250				2,616,250		$ 5,200,000
Total liabilities	12,958,093			14,969,477				8,886,916
Commitments and Contingencies
Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of June 30, 2024 and December 31, 2023; 4,732,044 shares and 4,939,946 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively, with aggregate liquidation preference of $86,936 and $91,637 as of June 30, 2024 and December 31, 2023, respectively	37,838,923	37,019,896	$ 4,358,804	40,475,949				151,528,894
Shareholders' Deficit:
Preference shares, $0.0001 par value 1,000,000 shares authorized none issued or outstanding as of June 30, 2024 and December 31, 2023	0			0				0
Additional paid-in capital	412,421			0				0
Accumulated deficit	(13,216,419)			(14,793,163)				(8,640,891)
Total stockholders' deficit	(12,803,574)	$ (14,520,932)		(14,792,739)	$ (10,247,915)	$ (10,029,063)		(8,640,467)	$ (10,295,307)
Total liabilities, convertible preferred stock, and stockholders' deficit	37,993,444			40,652,687				151,775,343
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Current liabilities:
Convertible preferred stock, $0.001 par value; 4,939,946 shares authorized as of June 30, 2024 and December 31, 2023; 4,732,044 shares and 4,939,946 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively, with aggregate liquidation preference of $86,936 and $91,637 as of June 30, 2024 and December 31, 2023, respectively			$ 4,358,804				$ 115,071,882
Shareholders' Deficit:
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	50			50				50
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Shareholders' Deficit:
Common stock, $0.001 par value; 6,594,946 shares authorized as of June 30, 2024 and December 31, 2023; 786,782 shares and 786,510 shares issued as of June 30, 2024 and December 31, 2023, respectively; 780,180 shares and 779,908 shares outstanding as of June 30, 2024 and December 31, 2023, respectively.	$ 374			$ 374				$ 374